BANK LOAN FOR CAPITAL LEASE BUSINESS	12 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
BANK LOAN FOR CAPITAL LEASE BUSINESS

NOTE 9. BANK LOAN FOR CAPITAL LEASE BUSIENSS

Bank loan of $43,308,617 as of June 30, 2016 represented loans Jinshang Leasing obtained for Shuguang and Yancheng project from Huaxia Bank and CITIC Bank. The loan bears interest for Shuguang project at the fixed rate of 5.5% and the term of the loan is three years when it matures in 2019, pledged with time deposit certificates and guaranteed by SG Automotive Group. The loan bears interest for Yancheng project at the fixed of 5.8% as of June 30, 2016 and the term of the loan started from April 3, 2015 with maturity date on February 12, 2020.

Bank loan of $511,825 as of June 30, 2015 represented a loan Jinshang Leasing obtained by a mortgage contract from CITIC Bank. The loan bears interest at the fixed rate of 5.8% as of June 30, 2015 and the term of the loan started from April 3, 2015 with maturity date on February12, 2020.

Interest expense incurred on the loan for the years ended June 30, 2016 and 2015 were $524,409 and $188,173, respectively.